Commitments and contingencies - Activity in the Repurchase Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Roll Forward]
Balance at beginning of period	$ 3,529	$ 3,273	$ 3,386
Provision for loan repurchases or indemnifications	2,607	362	174
Recoveries on previous losses	(208)	(106)	3
Losses on loans repurchased or indemnified	0	0	(290)
Balance at end of period	$ 5,928	$ 3,529	$ 3,273